Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $310,109, $292,516 and $282,309 for 2012, 2011 and 2010, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $39,340, $36,917 and $37,602 in 2012, 2011 and 2010, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2012:

2013	$242,360
2014	226,975
2015	192,117
2016	151,654
2017	103,573
Later years	191,844
Total minimum lease payments	$1,108,523